REINSURANCE - Effect of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Direct premiums	$ 764	$ 762	$ 764
Reinsurance assumed	180	181	195
Reinsurance ceded	(219)	(193)	(153)
Premiums	725	750	806
Direct charges and fee income	2,876	3,125	2,684
Reinsurance ceded	(651)	(563)	780
Policy charges and fee income	2,225	2,562	3,464
Direct policyholders’ benefits	2,800	2,817	5,233
Reinsurance assumed	180	217	218
Reinsurance ceded	(653)	(627)	(500)
Policyholders’ benefits	$ 2,327	$ 2,407	$ 4,951